Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net income	¥ 1,991,648	¥ 1,083,482	¥ 368,302
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	301,889	461,754	(93,292)
Unrealized gains (losses) on securities	499,560	374,209	131,794
Pension liability adjustments	99,404	14,711	(65,110)
Other comprehensive income (loss), net of tax	900,853	850,674	(26,608)
Total comprehensive income	2,892,501	1,934,156	341,694
Less: Comprehensive income attributable to noncontrolling interests	(185,098)	(149,283)	(85,744)
Comprehensive income attributable to Toyota Motor Corporation	¥ 2,707,403	¥ 1,784,873	¥ 255,950